Quarterly Holdings Report
for
Fidelity® Conservative Income Bond Fund
May 31, 2025
FCV-NPRT3-0725
1.924094.114
Asset-Backed Securities - 15.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 15.4%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	7,235,000	7,233,455
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	3,608,032	3,610,842
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/2027	20,840,000	20,806,448
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	15,100,000	15,164,166
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	3,210,000	3,210,716
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	5,372,207	5,393,092
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	2,855,959	2,858,285
BofA Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	3,634,310	3,640,835
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	6,665,000	6,660,037
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/2027	17,000,000	17,019,191
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	13,692,259	13,692,494
CarMax Auto Owner Trust Series 2021-4 Class A3, 0.56% 9/15/2026	1,303,604	1,299,589
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	4,977,139	4,983,288
CarMax Auto Owner Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 4.9113% 5/17/2027 (d)(e)	5,642,009	5,644,663
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	12,198,808	12,223,260
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	9,484,715	9,486,399
Carmax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	13,805,000	13,800,451
Carmax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	9,850,000	9,854,312
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	539,864	541,807
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	6,735,573	6,732,349
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	5,430,000	5,421,296
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	3,413,132	3,418,187
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	15,000,000	15,105,984
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	4,144,573	4,155,047
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	11,380,098	11,405,202
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/2027	5,491,000	5,480,391
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	3,932,379	3,936,196
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	6,238,553	6,247,855
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	4,601,725	4,606,335
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	2,455,000	2,459,707
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	4,790,000	4,781,752
Discover Card Execution Note Trust Series 2022-A3 Class A3, 3.56% 7/15/2027	20,000,000	19,975,196
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	6,440,000	6,445,103
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	4,655,662	4,675,050
DLLST Series 2024-1A Class A2, 5.33% 1/20/2026 (b)	2,688,437	2,690,335
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	10,530,000	10,529,559
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	20,871,000	20,846,854
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	13,735,000	13,742,892
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	2,143,830	2,153,162
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	15,890,000	15,892,040
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	785,000	784,329
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	1,279,663	1,280,070
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	13,660,000	13,653,678
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	10,290,000	10,291,816
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	21,000,000	20,975,478
Fordo 2022-B A2b Series 2022-B Class A3, 3.74% 9/15/2026	1,811,783	1,809,886
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	8,027,689	8,048,736
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	8,465,786	8,485,008
GM Financial Automobile Leasing Trust Series 2024-2 Class A3, 5.39% 7/20/2027	13,000,000	13,107,467
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (d)	34,835,000	34,857,215
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	3,588,095	3,591,773
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.39%, 4.7213% 3/16/2027 (d)(e)	5,717,018	5,715,658
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	20,575,000	20,563,706
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/2026	4,798,696	4,801,892
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	11,708,943	11,701,460
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	15,700,000	15,730,922
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.9323% 3/15/2029 (b)(d)(e)	13,010,000	12,982,892
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	18,670,000	18,666,492
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	9,595,000	9,604,343
Halst Series 2025-A Class A3, 4.83% 1/18/2028 (b)	20,302,000	20,404,141
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	17,984,000	17,942,448
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	2,898,475	2,905,268
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	19,900,000	19,912,412
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	7,568,500	7,582,323
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	6,276,740	6,290,001
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (b)	5,245,444	5,252,225
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	23,591,647	23,673,395
Hyundai Auto Lease Securitization Trust Series 2024-A Class A2A, 5.15% 6/15/2026 (b)	4,272,511	4,275,848
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	8,575,108	8,593,914
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	17,210,000	17,233,665
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	6,761,449	6,774,061
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	12,405,166	12,402,414
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	11,683,234	11,699,406
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.7613% 8/16/2027 (d)(e)	12,430,864	12,435,197
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	18,325,000	18,351,723
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	8,705,000	8,715,856
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	11,050,000	11,039,919
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	11,277,639	11,304,999
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	13,710,000	13,734,394
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	8,129,946	8,154,192
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	4,496,825	4,499,834
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 5.0023% 2/15/2028 (b)(d)(e)	25,000,000	25,012,410
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	13,069,373	13,059,039
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	11,105,000	11,115,130
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	2,367,550	2,369,798
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	20,795,000	20,795,439
SBNA Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	4,150,974	4,157,084
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	5,057,000	5,099,018
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	4,675,537	4,676,461
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	11,363,000	11,351,857
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	14,746,248	14,744,729
SFS Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	950,286	950,973
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	5,560,410	5,574,714
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	5,230,968	5,229,386
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	6,205,040	6,204,634
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	6,561,444	6,571,759
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	244,793	244,984
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	2,350,000	2,291,072
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	2,359,608	2,351,128
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	8,001,602	8,002,276
Toyota Auto Receivables Owner Trust Series 2024-B Class A2B, U.S. 30-Day Avg. SOFR Index + 0.35%, 4.6823% 3/15/2027 (d)(e)	7,174,532	7,174,359
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	26,445,000	26,453,626
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	2,327,015	2,327,502
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	12,240,000	12,254,526
Verizon Master Trust Series 2022-6 Class A, 3.67% 1/22/2029 (c)	12,602,000	12,587,185
Verizon Master Trust Series 2025-3 Class A1B, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.8823% 3/20/2030 (d)(e)	22,325,000	22,328,772
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	7,249,123	7,281,709
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	15,546,963	15,554,980
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	9,314,000	9,309,671
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(d)(e)	19,625,000	19,628,428
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	22,815,000	22,788,379
World Omni Auto Receivables Trust 2022-A Series 2022-A Class A3, 1.66% 5/17/2027	4,227,353	4,199,542
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	5,654,045	5,664,793
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	14,420,000	14,416,352
World Omni Automobile Lease Securitization Trst Series 2023-A Class A3, 5.07% 9/15/2026	2,430,080	2,431,376
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2B, 4.7623% 2/16/2027 (d)	2,766,531	2,767,236
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	8,010,410	8,029,537
TOTAL UNITED STATES		1,142,654,142
TOTAL ASSET-BACKED SECURITIES (Cost $1,141,598,000)		1,142,654,142

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
PNC Bank NA 4.775% 1/15/2027 (d) (Cost $9,244,363)	9,246,000	9,251,879

Non-Convertible Corporate Bonds - 40.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Financials - 0.4%
Banks - 0.4%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7382% 11/27/2026 (b)(d)(e)	25,000,000	25,032,375
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 1.625% 4/27/2026 (b)	3,500,000	3,406,211
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 5.0901% 10/1/2026 (b)(d)(e)	20,998,000	21,011,421
		24,417,632
TOTAL AUSTRALIA		49,450,007
CANADA - 3.9%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 4.25% 12/1/2026	12,300,000	12,242,607
TransCanada PipeLines Ltd 4.875% 1/15/2026	5,341,000	5,343,379
		17,585,986
Financials - 3.7%
Banks - 3.7%
Bank of Montreal 0.949% 1/22/2027 (d)	13,000,000	12,687,514
Bank of Montreal 4.567% 9/10/2027 (d)	23,970,000	23,950,457
Bank of Montreal 5.92% 9/25/2025	18,400,000	18,477,743
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.2241% 9/10/2027 (d)(e)	18,700,000	18,741,701
Bank of Nova Scotia/The 2.7% 8/3/2026	21,520,000	21,102,087
Bank of Nova Scotia/The 5.45% 6/12/2025	19,000,000	19,003,969
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.9466% 1/27/2027 (b)(d)(e)	20,700,000	20,750,368
National Bank of Canada 4.95% 2/1/2028 (d)	23,312,000	23,412,488
Royal Bank of Canada 5.069% 7/23/2027 (d)	25,000,000	25,165,236
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0396% 10/18/2027 (d)(e)	19,000,000	19,010,466
Royal Bank of Canada U.S. SOFR Averages Index + 0.82%, 5.1619% 3/27/2028 (d)(e)	20,700,000	20,693,107
Toronto Dominion Bank U.S. SOFR Index + 0.48%, 4.8096% 10/10/2025 (d)(e)	25,000,000	25,017,000
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.9613% 12/17/2026 (d)(e)	25,000,000	25,018,742
		273,030,878
TOTAL CANADA		290,616,864
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 1.621% 9/11/2026 (b)(d)	18,000,000	17,829,692
Danske Bank A/S 6.259% 9/22/2026 (b)(d)	19,000,000	19,071,591

TOTAL DENMARK		36,901,283
FINLAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 5.0413% 3/17/2028 (b)(d)(e)	20,345,000	20,355,626
FRANCE - 0.8%
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	8,083,000	7,802,083
Credit Agricole SA 1.247% 1/26/2027 (b)(d)	14,360,000	14,027,990
Credit Agricole SA 5.589% 7/5/2026 (b)	27,900,000	28,249,885
Credit Agricole SA/London 1.907% 6/16/2026 (b)(d)	10,811,000	10,798,597

TOTAL FRANCE		60,878,555
GERMANY - 2.7%
Consumer Discretionary - 1.8%
Automobiles - 1.8%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.0885% 8/13/2026 (b)(d)(e)	18,400,000	18,463,995
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.9506% 7/31/2026 (b)(d)(e)	18,600,000	18,609,491
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 5.1201% 4/1/2027 (b)(d)(e)	28,250,000	28,219,787
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (b)	18,050,000	18,078,855
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.1713% 3/20/2026 (b)(d)(e)	27,150,000	27,188,526
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.3485% 8/14/2026 (b)(d)(e)	17,849,000	17,907,081
		128,467,735
Financials - 0.7%
Capital Markets - 0.7%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)	19,938,000	19,659,065
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (d)	18,600,000	18,619,617
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (d)	17,000,000	17,403,537
		55,682,219
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	16,400,000	16,339,019
TOTAL GERMANY		200,488,973
IRELAND - 0.7%
Financials - 0.7%
Banks - 0.5%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(d)	18,727,000	18,048,034
Bank of Ireland Group PLC 6.253% 9/16/2026 (b)(d)	20,050,000	20,124,105
		38,172,139
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	15,185,000	14,717,217
TOTAL IRELAND		52,889,356
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 1.625% 7/12/2026 (b)(c)	18,000,000	17,399,287
JAPAN - 0.7%
Financials - 0.7%
Banks - 0.7%
Mizuho Financial Group Inc 1.234% 5/22/2027 (d)	13,100,000	12,678,577
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	26,000,000	24,984,064
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	17,700,000	17,343,376

TOTAL JAPAN		55,006,017
NETHERLANDS - 1.6%
Financials - 1.3%
Banks - 1.3%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.1214% 9/18/2027 (b)(d)(e)	19,000,000	19,188,860
Cooperatieve Rabobank UA 1.004% 9/24/2026 (b)(d)	19,800,000	19,557,881
Cooperatieve Rabobank UA 1.339% 6/24/2026 (b)(d)	18,960,000	18,914,926
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	15,000,000	14,990,950
ING Groep NV 1.726% 4/1/2027 (d)	21,617,000	21,099,178
		93,751,795
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	13,300,000	13,191,908
NXP BV / NXP Funding LLC 5.35% 3/1/2026	15,389,000	15,468,222
		28,660,130
TOTAL NETHERLANDS		122,411,925
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 1.127% 9/16/2026 (b)(d)	18,000,000	17,806,595
SWEDEN - 0.3%
Financials - 0.3%
Banks - 0.3%
Swedbank AB 6.136% 9/12/2026 (b)	21,000,000	21,422,758
SWITZERLAND - 0.8%
Financials - 0.8%
Capital Markets - 0.8%
UBS Group AG 1.364% 1/30/2027 (b)(d)	14,695,000	14,367,931
UBS Group AG 1.494% 8/10/2027 (b)(d)	22,000,000	21,166,196
UBS Group AG 4.703% 8/5/2027 (b)(d)	12,300,000	12,290,717
UBS Group AG 6.373% 7/15/2026 (b)(d)	14,000,000	14,019,544

TOTAL SWITZERLAND		61,844,388
UNITED KINGDOM - 3.3%
Consumer Staples - 0.3%
Tobacco - 0.3%
Reynolds American Inc 4.45% 6/12/2025	21,221,000	21,219,408
Financials - 2.7%
Banks - 2.7%
Barclays PLC 4.375% 1/12/2026	18,500,000	18,455,468
Barclays PLC 5.304% 8/9/2026 (d)	24,500,000	24,521,793
Barclays PLC 5.829% 5/9/2027 (d)	18,000,000	18,164,278
Barclays PLC 7.325% 11/2/2026 (d)	15,000,000	15,153,244
HSBC Holdings PLC 2.099% 6/4/2026 (d)	14,000,000	13,997,927
HSBC Holdings PLC 5.887% 8/14/2027 (d)	18,500,000	18,729,535
Lloyds Banking Group PLC 1.627% 5/11/2027 (d)	23,000,000	22,347,700
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.875% 8/7/2027 (d)(e)	8,500,000	8,564,840
NatWest Group PLC 1.642% 6/14/2027 (d)	18,600,000	18,022,113
NatWest Group PLC 5.847% 3/2/2027 (d)	27,000,000	27,218,534
NatWest Group PLC 7.472% 11/10/2026 (d)	18,000,000	18,206,729
		203,382,161
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.8428% 3/12/2027 (d)(e)	22,946,000	23,001,300
TOTAL UNITED KINGDOM		247,602,869
UNITED STATES - 23.6%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Sprint LLC 7.625% 3/1/2026	21,350,000	21,584,697
T-Mobile USA Inc 1.5% 2/15/2026	6,500,000	6,348,329
T-Mobile USA Inc 2.625% 4/15/2026	10,000,000	9,845,014
		37,778,040
Consumer Discretionary - 1.9%
Automobiles - 1.5%
American Honda Finance Corp 4.95% 1/9/2026	14,550,000	14,574,590
American Honda Finance Corp 5.8% 10/3/2025	20,100,000	20,178,895
American Honda Finance Corp U.S. SOFR Index + 0.45%, 4.7917% 6/13/2025 (d)(e)	19,000,000	19,001,587
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.8391% 5/11/2026 (d)(e)	4,900,000	4,896,546
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.9389% 5/20/2026 (d)(e)	22,500,000	22,515,284
General Motors Financial Co Inc 5.4% 4/6/2026	12,200,000	12,235,960
Hyundai Capital America 5.45% 6/24/2026 (b)	10,930,000	10,984,528
		104,387,390
Specialty Retail - 0.4%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6738% 12/24/2025 (d)(e)	14,248,000	14,262,333
Ross Stores Inc 0.875% 4/15/2026	19,065,000	18,477,416
		32,739,749
TOTAL CONSUMER DISCRETIONARY		137,127,139

Consumer Staples - 0.9%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.8863% 11/15/2026 (d)(e)	23,963,000	23,998,705
Consumer Staples Distribution & Retail - 0.4%
Mars Inc 4.45% 3/1/2027 (b)	8,647,000	8,655,378
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.7471% 4/28/2027 (d)(e)	19,569,000	19,618,705
		28,274,083
Tobacco - 0.2%
Altria Group Inc 4.4% 2/14/2026	16,566,000	16,541,249
TOTAL CONSUMER STAPLES		68,814,037

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.6382% 2/26/2027 (d)(e)	19,369,000	19,371,906
DCP Midstream Operating LP 5.375% 7/15/2025	15,931,000	15,935,040
Energy Transfer LP 5.95% 12/1/2025	9,100,000	9,125,180
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	17,000,000	17,209,561
Williams Cos Inc/The 5.4% 3/2/2026	5,201,000	5,226,918
		66,868,605
Financials - 15.9%
Banks - 8.8%
Bank of America Corp 1.319% 6/19/2026 (d)	14,000,000	13,972,785
Bank of America Corp 1.658% 3/11/2027 (d)	16,500,000	16,118,864
Bank of America Corp 3.559% 4/23/2027 (d)	21,500,000	21,279,760
Bank of America NA 5.65% 8/18/2025	18,000,000	18,026,065
Citibank NA 5.864% 9/29/2025	18,100,000	18,154,456
Citibank NA U.S. SOFR Index + 0.708%, 5.0107% 8/6/2026 (d)(e)	18,650,000	18,678,909
Citibank NA U.S. SOFR Index + 0.712%, 4.9986% 11/19/2027 (d)(e)	18,600,000	18,581,354
Citibank NA U.S. SOFR Index + 0.781%, 5.1013% 5/29/2027 (d)(e)	15,830,000	15,837,360
Citigroup Inc 1.122% 1/28/2027 (d)	9,300,000	9,078,947
Citigroup Inc 1.462% 6/9/2027 (d)	9,300,000	8,990,401
Citigroup Inc 5.61% 9/29/2026 (d)	19,789,000	19,834,568
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.437% 5/7/2028 (d)(e)	18,300,000	18,339,674
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0452% 4/12/2028 (d)(e)	16,536,000	16,496,643
JPMorgan Chase & Co 1.04% 2/4/2027 (d)	20,500,000	20,002,796
JPMorgan Chase & Co 1.045% 11/19/2026 (d)	20,700,000	20,336,441
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	9,300,000	8,931,046
JPMorgan Chase & Co 1.578% 4/22/2027 (d)	21,000,000	20,450,293
JPMorgan Chase & Co 3.96% 1/29/2027 (d)	16,500,000	16,430,861
Morgan Stanley Bank NA 5.479% 7/16/2025	19,500,000	19,508,823
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0087% 10/15/2027 (d)(e)	25,000,000	25,004,235
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 5.4851% 10/30/2026 (d)(e)	16,100,000	16,221,421
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (d)	20,000,000	20,011,401
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	23,305,000	23,442,075
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (d)	14,000,000	14,002,798
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)	11,600,000	11,926,495
Santander Holdings USA Inc 3.45% 6/2/2025	16,032,000	16,032,000
Santander Holdings USA Inc 4.5% 7/17/2025	18,500,000	18,489,355
Truist Financial Corp 1.267% 3/2/2027 (d)	10,609,000	10,323,231
Truist Financial Corp 4.26% 7/28/2026 (d)	2,210,000	2,207,472
Truist Financial Corp 5.9% 10/28/2026 (d)	18,600,000	18,680,072
Truist Financial Corp 6.047% 6/8/2027 (d)	21,000,000	21,271,113
US Bancorp 5.727% 10/21/2026 (d)	18,720,000	18,790,437
US Bancorp 6.787% 10/26/2027 (d)	16,500,000	16,989,300
US Bank NA/Cincinnati OH 4.507% 10/22/2027 (d)	9,302,000	9,291,023
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 5.1985% 5/15/2028 (d)(e)	29,000,000	29,048,140
Wells Fargo & Co 3.196% 6/17/2027 (d)	20,500,000	20,205,338
Wells Fargo & Co 4.54% 8/15/2026 (d)	7,000,000	6,997,166
Wells Fargo & Co U.S. SOFR Index + 0.78%, 5.0966% 1/24/2028 (d)(e)	20,000,000	19,921,000
Wells Fargo Bank NA U.S. SOFR Index + 0.8%, 5.1126% 8/1/2025 (d)(e)	15,390,000	15,397,013
		653,301,131
Capital Markets - 3.9%
Athene Global Funding 1.608% 6/29/2026 (b)	13,950,000	13,510,258
Athene Global Funding 4.86% 8/27/2026 (b)	23,600,000	23,654,590
Athene Global Funding 5.684% 2/23/2026 (b)	6,800,000	6,843,525
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 5.1642% 1/7/2027 (b)(d)(e)	26,000,000	26,028,145
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (d)	25,000,000	25,115,104
Bank of New York Mellon/The U.S. SOFR Averages Index + 0.71%, 5.0293% 4/20/2027 (d)(e)	28,400,000	28,477,570
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)	26,150,000	25,654,158
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)	25,349,000	24,710,977
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (d)	16,500,000	15,843,241
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)	18,000,000	17,337,218
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6072% 4/23/2028 (d)(e)	15,298,000	15,391,630
Morgan Stanley 1.512% 7/20/2027 (d)	23,800,000	22,963,746
Morgan Stanley 1.593% 5/4/2027 (d)	20,750,000	20,163,047
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.7364% 11/25/2026 (d)(e)	11,840,000	11,841,813
State Street Corp U.S. SOFR Index + 0.95%, 5.2666% 4/24/2028 (d)(e)	9,555,000	9,604,011
		287,139,033
Consumer Finance - 1.5%
American Express Co 3.95% 8/1/2025	11,739,000	11,732,956
American Express Co 5.389% 7/28/2027 (d)	3,925,000	3,960,003
American Express Co 5.645% 4/23/2027 (d)	21,550,000	21,744,058
American Express Co 6.338% 10/30/2026 (d)	18,506,000	18,632,707
Toyota Motor Credit Corp 5.6% 9/11/2025	18,000,000	18,055,172
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7796% 4/10/2026 (d)(e)	18,800,000	18,803,744
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.064% 8/7/2026 (d)(e)	18,298,000	18,368,330
		111,296,970
Financial Services - 0.8%
CNH Industrial Capital LLC 5.45% 10/14/2025	19,000,000	19,062,834
Corebridge Global Funding 5.35% 6/24/2026 (b)	16,320,000	16,459,736
Corebridge Global Funding U.S. SOFR Index + 1.3%, 5.6416% 9/25/2026 (b)(d)(e)	25,798,000	25,979,618
		61,502,188
Insurance - 0.9%
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	12,705,000	12,700,022
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	15,420,000	15,478,580
Protective Life Global Funding 5.209% 4/14/2026 (b)	13,800,000	13,882,879
Trinity Acq PLC 4.4% 3/15/2026	22,000,000	21,916,714
		63,978,195
TOTAL FINANCIALS		1,177,217,517

Health Care - 0.8%
Biotechnology - 0.3%
Gilead Sciences Inc 3.65% 3/1/2026	20,700,000	20,563,106
Health Care Providers & Services - 0.4%
CVS Health Corp 3.875% 7/20/2025	26,504,000	26,468,864
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.7742% 2/20/2026 (d)(e)	11,132,000	11,150,743
TOTAL HEALTH CARE		58,182,713

Industrials - 0.2%
Machinery - 0.2%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0118% 10/16/2026 (d)(e)	18,000,000	18,072,719
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.02% 6/15/2026	6,100,000	6,156,493
Software - 0.3%
VMware LLC 1.4% 8/15/2026	23,700,000	22,819,384
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	9,053,000	9,039,768
TOTAL INFORMATION TECHNOLOGY		38,015,645

Materials - 0.1%
Chemicals - 0.1%
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	5,301,000	5,235,174
Real Estate - 0.4%
Office REITs - 0.4%
COPT Defense Properties LP 2.25% 3/15/2026	27,000,000	26,433,862
Specialized REITs - 0.0%
American Tower Corp 1.3% 9/15/2025	6,000,000	5,936,538
TOTAL REAL ESTATE		32,370,400

Utilities - 1.5%
Electric Utilities - 1.1%
DTE Electric Co 4.25% 5/14/2027	3,954,000	3,932,220
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	12,377,000	12,400,505
Pacific Gas and Electric Co 3.5% 6/15/2025	14,000,000	13,989,023
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.2983% 9/4/2025 (d)(e)	24,600,000	24,597,694
Southern California Edison Co 3.7% 8/1/2025	18,800,000	18,743,920
		73,663,362
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation LLC 3.25% 6/1/2025	10,542,000	10,539,977
Multi-Utilities - 0.3%
Dominion Energy Inc 1.45% 4/15/2026	22,000,000	21,406,728
TOTAL UTILITIES		105,610,067

TOTAL UNITED STATES		1,745,292,056
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,993,658,958)		3,000,366,559

Certificates of Deposit - 8.6%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.68% 10/10/2025 (d)(e)	4.68	25,000,000	25,011,075
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.68% 12/19/2025 (d)(e)	4.68	27,800,000	27,813,527
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.34%, 4.67% 12/31/2025 (d)(e)	4.67	29,000,000	29,009,350
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 4.68% 9/23/2025 (d)(e)	4.68	28,000,000	28,018,178
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.38%, 4.71% 12/22/2025 (d)(e)	4.71	28,000,000	28,031,858
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.71% 1/9/2026 (d)(e)	4.71	13,500,000	13,508,167
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.71% 7/23/2025 (d)(e)	4.71	22,000,000	22,008,545
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.71% 9/9/2025 (d)(e)	4.71	25,000,000	25,013,715
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.4%, 4.73% 11/12/2025 (d)(e)	4.73	25,000,000	25,019,198
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.68% 1/30/2026 (d)(e)	4.68	28,000,000	28,016,187
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.68% 11/17/2025 (d)(e)	4.68	28,000,000	28,018,586
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.68% 5/4/2026 (d)(e)	4.68	28,500,000	28,500,400
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.4%, 4.73% 5/8/2026 (d)(e)	4.73	24,000,000	24,013,884
State Street Bank & Trust Co U.S. SOFR Index + 0.27%, 4.6% 10/10/2025 (d)(e)	4.60	28,000,000	28,003,102
State Street Bank & Trust Co U.S. SOFR Index + 0.32%, 4.65% 11/17/2025 (d)(e)	4.65	28,000,000	28,007,213
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.68% 11/18/2025 (d)(e)	4.68	28,000,000	28,016,374
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.31%, 4.64% 11/4/2025 (d)(e)	4.64	25,000,000	25,000,315
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.35%, 4.68% 11/19/2025 (d)(e)	4.68	28,000,000	28,018,326
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.35%, 4.68% 12/3/2025 (d)(e)	4.68	28,000,000	28,018,231
Svenska Handelsbanken/New York NY U.S. SOFR Index + 0.34%, 4.67% 12/10/2025 (d)(e)	4.67	28,000,000	28,023,148
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.68% 4/8/2026 (d)(e)	4.68	28,500,000	28,515,829
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.68% 7/15/2025 (d)(e)	4.68	22,000,000	22,006,923
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.4%, 4.73% 4/15/2026 (d)(e)	4.73	15,000,000	15,014,734
Toronto-Dominion Bank/NY yankee U.S. Federal Fund Daily Rate + 0.4%, 4.73% 8/22/2025 (d)(e)	4.73	22,000,000	22,012,045
UBS AG/Stamford CT yankee U.S. SOFR Index + 0.41%, 4.7735% 10/2/2026 (d)(e)	4.77	28,500,000	28,500,764
TOTAL CERTIFICATES OF DEPOSIT (Cost $640,800,000)			641,119,674

Commercial Paper - 6.2%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.35%, 4.68% 8/7/2025 (d)(e)	4.68	22,000,000	22,008,100
Bank of Montreal U.S. SOFR Index + 0.45%, 4.87% 4/8/2026 (d)(e)	4.87	28,500,000	28,518,363
BofA Securities Inc U.S. SOFR Index + 0.39%, 4.72% 11/21/2025 (d)(e)	4.72	28,000,000	28,013,726
BofA Securities Inc U.S. SOFR Index + 0.4%, 4.73% 10/17/2025 (d)(e)	4.73	25,000,000	25,013,664
HSBC USA Inc 4.8% 8/15/2025	5.05	22,000,000	21,787,779
HSBC USA Inc 5.52% 6/6/2025	5.85	22,000,000	21,981,348
HSBC USA Inc U.S. SOFR Index + 0.55%, 4.88% 4/30/2026 (d)(e)	4.88	25,000,000	25,000,091
ING US Funding LLC U.S. SOFR Index + 0.21%, 4.54% 6/16/2025 (d)(e)	4.54	28,000,000	28,001,599
ING US Funding LLC U.S. SOFR Index + 0.3%, 4.6% 2/6/2026 (d)(e)	4.60	24,000,000	24,005,227
ING US Funding LLC U.S. SOFR Index + 0.35%, 4.61% 11/26/2025 (d)(e)	4.61	28,000,000	28,019,208
ING US Funding LLC yankee 4.47% 6/23/2025	4.58	28,000,000	27,918,587
National Australia Bank Ltd U.S. SOFR Index + 0.25%, 4.58% 8/27/2025 (d)(e)	4.58	28,000,000	28,008,862
National Bank of Canada U.S. SOFR Index + 0.25%, 4.58% 12/17/2025 (d)(e)	4.58	28,000,000	28,003,433
National Bank of Canada yankee 4.31% 1/16/2026	4.50	28,000,000	27,227,553
Royal Bank of Canada U.S. SOFR Index + 0.35%, 4.68% 7/9/2025 (d)(e)	4.68	22,000,000	22,004,714
Toronto Dominion Bank U.S. SOFR Index + 0.35%, 4.68% 10/3/2025 (d)(e)	4.68	28,000,000	28,014,135
Toronto Dominion Bank U.S. SOFR Index + 0.45%, 4.78% 4/27/2026 (d)(e)	4.78	22,000,000	22,000,037
TransCanada PipeLines Ltd 4.64% 7/22/2025	4.68	10,250,000	10,180,701
Westpac Banking Corp U.S. SOFR Index + 0.4%, 4.73% 4/10/2026 (d)(e)	4.73	15,000,000	15,018,927
TOTAL COMMERCIAL PAPER (Cost $460,601,257)			460,726,054

U.S. Treasury Obligations - 18.6%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/12/2025	4.24 to 4.25	400,450,000	399,977,173
US Treasury Bills 0% 7/10/2025	4.28	71,000,000	70,683,359
US Treasury Bills 0% 7/3/2025	4.22	322,500,000	321,328,625
US Treasury Bills 0% 8/7/2025	4.27	291,750,000	289,487,479
US Treasury Notes 3.5% 9/30/2026	4.25 to 4.36	148,000,000	146,959,375
US Treasury Notes 4.25% 1/31/2026	4.17 to 5.02	66,500,000	66,473,374
US Treasury Notes 4.75% 7/31/2025	5.06 to 5.09	85,747,100	85,800,692
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,379,925,797)			1,380,710,077

Money Market Funds - 11.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $820,216,251)	4.32	820,105,105	820,269,126

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $7,446,044,626)	7,455,097,511
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(18,579,615)
NET ASSETS - 100.0%	7,436,517,896

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,172,983,036 or 15.8% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	898,678,315	2,796,411,492	2,874,820,681	32,880,695	-	-	820,269,126	820,105,105	1.5%
Total	898,678,315	2,796,411,492	2,874,820,681	32,880,695	-	-	820,269,126

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Certificates of Deposit, Commercial Paper, U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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